Financial Instruments and Financial Risk Management - Schedule of Offsetting Assets and Liabilities (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Offsetting Assets And Liabilities
Netting of collateral	$ 5,500,000	$ 0
Risk management assets - current	86,600,000	114,100,000
Risk management assets - non-current	39,100,000	57,700,000
Risk management liabilities - current	124,800,000	89,300,000
Risk management liabilities - non-current	167,000,000	213,000,000
Risk management contracts
Offsetting Assets And Liabilities
Gross amounts of recognized assets	184,700,000	262,300,000
Gross amounts offset in balance sheet	(63,400,000)	(90,500,000)
Netting of collateral	4,400,000	0
Net amount of assets presented in balance sheet	125,700,000	171,800,000
Gross amounts of recognized liabilities	386,000,000	394,900,000
Gross amounts offset in balance sheet	(63,400,000)	(90,500,000)
Netting of collateral	(30,800,000)	(2,100,000)
Net amount of liabilities presented in balance sheet	291,800,000	302,300,000
Natural gas
Offsetting Assets And Liabilities
Gross amounts of recognized assets	121,200,000	200,800,000
Gross amounts offset in balance sheet	(53,700,000)	(82,000,000)
Netting of collateral	0	0
Net amount of assets presented in balance sheet	67,500,000	118,800,000
Gross amounts of recognized liabilities	226,100,000	340,400,000
Gross amounts offset in balance sheet	(53,700,000)	(82,000,000)
Netting of collateral	(27,700,000)	(3,300,000)
Net amount of liabilities presented in balance sheet	144,700,000	255,100,000
Energy exports
Offsetting Assets And Liabilities
Gross amounts of recognized assets	9,700,000
Gross amounts offset in balance sheet	(2,700,000)
Netting of collateral	4,400,000
Net amount of assets presented in balance sheet	11,400,000
Gross amounts of recognized liabilities	89,500,000
Gross amounts offset in balance sheet	(2,700,000)
Netting of collateral	0
Net amount of liabilities presented in balance sheet	86,800,000
NGL frac spread
Offsetting Assets And Liabilities
Gross amounts of recognized assets	300,000	18,700,000
Gross amounts offset in balance sheet	(200,000)	(700,000)
Netting of collateral	0	0
Net amount of assets presented in balance sheet	100,000	18,000,000
Gross amounts of recognized liabilities	1,700,000	2,700,000
Gross amounts offset in balance sheet	(200,000)	(700,000)
Netting of collateral	0	0
Net amount of liabilities presented in balance sheet	1,500,000	2,000,000
Foreign exchange
Offsetting Assets And Liabilities
Gross amounts of recognized liabilities		1,200,000
Gross amounts offset in balance sheet		0
Netting of collateral		0
Net amount of liabilities presented in balance sheet		1,200,000
Power
Offsetting Assets And Liabilities
Gross amounts of recognized assets	53,500,000	42,800,000
Gross amounts offset in balance sheet	(6,800,000)	(7,800,000)
Netting of collateral	0	0
Net amount of assets presented in balance sheet	46,700,000	35,000,000
Gross amounts of recognized liabilities	68,700,000	50,600,000
Gross amounts offset in balance sheet	(6,800,000)	(7,800,000)
Netting of collateral	(3,100,000)	1,200,000
Net amount of liabilities presented in balance sheet	$ 58,800,000	$ 44,000,000